FINANCIAL INSTRUMENTS - Schedule of Interest Rate Risk Management (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of interest rate risk [line items]
Amortised cost	$ 226,900,332	$ 158,530,073
Interest rate risk | Financial assets, class
Disclosure of interest rate risk [line items]
Investments held to maturity	1,679,865	11,155,278
Investments measured at fair value through profit or loss	30,503	2,068,052
Interest rate risk | Financial liabilities, class
Disclosure of interest rate risk [line items]
Amortised cost	$ 147,370,276	$ 64,680,498